Share-Based Compensation - Compensation Cost Not Yet Recognized (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 814	$ 757
Expected weighted-average period in years of compensation cost to be recognized	1 year 9 months 7 days	1 year 7 months 20 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 444	$ 149
Expected weighted-average period in years of compensation cost to be recognized	11 months 15 days	1 year 6 months 25 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 1,004	$ 546
Expected weighted-average period in years of compensation cost to be recognized	2 years 3 months	1 year 8 months 12 days